Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from operations before income taxes		$ 255.1	$ 53.1
Income tax (expense)/benefit		(36.2)	(4.7)
General, administrative and corporate expenses	[1],[2]	(232.7)	(233.4)
Net income/(loss)		218.9	48.4
Net (loss)		218.9	48.4
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)		2.5	22.0
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)		(0.4)	(2.3)
Realized losses on sale of securities and cash and cash equivalents		7.2	30.1
Income (loss) from operations before income taxes		6.8	27.8
Income tax (expense)/benefit		0.0	0.0
Net (loss)		6.8	27.8
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit		0.0	0.6
General, administrative and corporate expenses		(4.3)	(6.4)
Net income/(loss)		$ (4.3)	$ (5.8)

[1]	General, administrative and other expenses comprises general and administrative expenses, corporate and other expenses, and non-operating expenses. Corporate and other expenses includes other income/expenses, which were previously presented separately.
[2]	General, administrative and other expenses includes related party management consulting fees of $2.5 million (June 30, 2022 — $2.5 million).